Stockholders' Equity - July 2016 Aspire Common Stock Purchase Agreement (FY) (Details)		1 Months Ended	9 Months Ended		12 Months Ended		18 Months Ended	27 Months Ended
	Jul. 05, 2016 USD ($) shares	Jul. 31, 2016 USD ($) closing_price $ / shares shares	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) shares	Sep. 30, 2018 USD ($) shares	Aug. 25, 2014 USD ($)
Class of Stock [Line Items]
Transaction costs			$ 637,000	$ 1,235,000	$ 1,392,000	$ 641,000
Shelf registration statement, available amount			$ 95,200,000		$ 100,000,000		$ 100,000,000	$ 95,200,000	$ 100,000,000
Aspire Capital
Class of Stock [Line Items]
Common share purchase agreement, shares authorized		$ 7,000,000
Common stock purchase agreement, term		24 months
Shares issued (shares) | shares	151,899
Shares issued, value	$ 600,000
Issuance of common stock (shares) | shares	253,165						500,000	500,000
Issuance of common stock, value	$ 1,000,000						$ 1,200,000	$ 1,200,000
Transaction costs		$ 100,000
Common stock purchase agreement, number of closing prices averaged to determine sale price (in closing prices) | closing_price		3
Share price, floor price required to use committed equity financing (less than) (USD per share) | $ / shares		$ 1
Common stock purchase agreement, VWAP purchase, share price threshold (higher than) (USD per share) | $ / shares		$ 3
Common stock purchase agreement, VWAP purchase, percentage of shares traded		30.00%
Common stock purchase agreement, VWAP purchase, percentage of weighted average price		97.00%
Common stock purchase agreement, maximum amount of shares to be sold (shares) | shares		1,200,000
Common stock purchase agreement, maximum amount of shares to be sold, percentage of outstanding shares		19.99%
Aspire Capital | Minimum
Class of Stock [Line Items]
Common stock purchase agreement, daily purchase limit (shares) | shares		10,000
Aspire Capital | Maximum
Class of Stock [Line Items]
Common stock purchase agreement, daily purchase limit (shares) | shares		200,000
Aspire Capital | Common Stock
Class of Stock [Line Items]
Stock issued, weighted average cost per share (USD per share) | $ / shares		$ 3.82